SEGMENT INFORMATION - Geographical information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 395,868	¥ 432,465	¥ 454,141	$ 60,844
Investments in associates and a joint venture	29,146	29,995	28,413
Other non-current assets	¥ 9,248	¥ 7,422	¥ 7,828	$ 1,421
PRC [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	65.00%	70.00%	73.00%
Property, plant and equipment	¥ 162,027	¥ 174,853	¥ 193,359
Investments in associates and a joint venture	3,680	3,451	3,499
Other non-current assets	¥ 8,502	¥ 6,593	¥ 7,087
Outside the PRC [member] | Maximum [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	10.00%	10.00%	10.00%
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 95,552	¥ 103,173	¥ 105,383
Investments in associates and a joint venture	0	0	816
Other non-current assets	605	731	694
Others [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	138,289	154,439	155,399
Investments in associates and a joint venture	25,466	26,544	24,098
Other non-current assets	¥ 141	¥ 98	¥ 47